Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Shareholder [Member]
Related Party Transaction [Line Items]
Schedule of Note Payables to Related Party Transaction

	September 30,	December 31,
	2023	2022

December 6, 2021 ($50,000)	$50,000	$50,000
February 11, 2022 ($150,000)	150,000	150,000
May 8, 2022 ($550,000)	550,000	550,000
May 9, 2022 ($1,100,000)	1,100,000	1,100,000
May 16, 2022 ($450,000)	450,000	450,000
June 1, 2022 ($500,000)	500,000	500,000
June 30, 2022 ($922,028)	922,028	922,028
August 25, 2022 ($290,000)	290,000	290,000
November 15, 2022 ($450,000)	450,000	450,000
May 16, 2023 ($150,000)	150,000	-
May 18, 2023 ($50,000)	50,000	-
June 5, 2023 ($150,000)	150,000	-
June 20, 2023 ($50,000) – Funding Commitment	50,000	-
July 13, 2023 ($50,000) – Funding Commitment	50,000	-
August 1, 2023 ($190,000) – Funding Commitment	190,000	-
August 7, 2023 ($50,000) – Funding Commitment	50,000	-
September 30, 2023 ($660,000) – Funding Commitment	660,000	-
September 30, 2023 ($138,817)	138,817	-
Total notes payable to stockholder (current)	$5,950,845	$4,462,028

	December 31,	December 31,
	2022	2021

December 6, 2021 ($50,000)	$50,000	$50,000
February 11, 2022 ($150,000)	150,000	-
May 8, 2022 ($550,000)	550,000	-
May 16, 2022 ($1,100,000)	1,100,000	-
May 18, 2022 ($450,000)	450,000	-
June 1, 2022 ($500,000)	500,000	-
June 30, 2022 ($922,028)	922,028	-
August 25, 2022 ($290,000)	290,000	-
November 15, 2022 ($450,000)	450,000
Total loan payables to shareholder	4,462,028	50,000
Less - current portion	(4,462,028)	(28,802)

Total loan payables to shareholder (current)	$-	$21,198

Related Party [Member]
Related Party Transaction [Line Items]
Schedule of Note Payables to Related Party Transaction

	September 30,	December 31,
	2023	2022

April 1, 2022 ($237,610)	$-	$237,610
May 10, 2022 ($12,500)	12,500	12,500
May 10, 2022 ($12,500)	12,500	12,500
May 10, 2022 ($20,000)	20,000	20,000
May 31, 2022 ($5,000)	5,000	5,000
May 31, 2022 ($15,000)	15,000	15,000
June 9, 2022 ($15,000)	15,000	15,000
December 31, 2022 ($929,401)	-	929,401

Total notes payable to related parties (current)	$80,000	$1,247,011

	December 31,	December 31,
	2022	2021

April 1, 2022 ($237,610)	$237,610	$-
May 10, 2022 ($12,500)	12,500	-
May 10, 2022 ($12,500)	12,500	-
May 10, 2022 ($20,000)	20,000	-
May 31, 2022 ($5,000)	5,000	-
May 31, 2022 ($15,000)	15,000	-
June 9, 2022 ($15,000)	15,000	-
December 31, 2022 ($929,401)	929,401

Total note payables to related parties (current)	$1,247,011	$-

Schedule of Funding Commitment
September 30,
2023

June 20, 2023 ($50,000)	$50,000
July 13, 2023 ($50,000)	50,000
August 1, 2023 ($190,000)	190,000
August 7, 2023 ($50,000)	50,000
September 30, 2023 ($660,000)	660,000
Total Funding Commitment	$1,000,000